Other non-financial assets	12 Months Ended
Dec. 31, 2022
Disclosure of other non financial assets [Line Items]
Other non-financial assets

12.   Other non-financial assets

(a)	Below is presented the movement:

	Balance as of			Balance as of		Balance as of
	January 1,			December 31,		December 31,
	2021	Additions	Disposals	2021	Additions	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	14,709	292	—	15,001	215	15,216
Rights-of-use (c)	13,720	—	—	13,720	—	13,720
Software licenses	10,814	65	(17)	10,862	75	10,937

	39,243	357	(17)	39,583	290	39,873
Accumulated amortization:
Rights-of-use (c)	8,165	718	—	8,883	705	9,588
Software licenses	4,575	929	—	5,504	936	6,440

	12,740	1,647	—	14,387	1,641	16,028

Cost, net	26,503			25,196		23,845

(b)

The copper plant project is a technological initiative of the Company to develop a viable technical and economic solution for the treatment of complex copper concentrates. This project comprises several stages of development from a laboratory level pilot to a demonstration stage.

(c)

Corresponds to the mineral servitude agreements signed with the communities surrounding the Group’s operations, through which the Group is authorized to carry out exploration, development, exploitation and general work activities.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of other non financial assets [Line Items]
Other non-financial assets

	December 31, 2022	December 31, 2021
	US$(000)	US$(000)

Current
Value added tax (VAT) credit	33,014	36,848

Non-current
Other receivables (a)	333,338	246,151
Uncertain tax positions (b)	16,635	9,700
Other taxes to be recovered	1,928	1,847
	351,901	257,698

Total other non-financial assets	384,915	294,546